Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Mid Cap Growth

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information

* * *

Effective on or about December 1, 2018, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with Quantum Capital Management, LLC (“Quantum”) with respect to Transamerica Mid Cap Growth (the “fund”) and will enter into a new investment sub-advisory agreement with Wellington Management Company LLP (“Wellington”) with respect to the fund. An information statement will be made available to fund shareholders which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

In connection with the change in sub-adviser: (i) the fund’s principal investment strategies will change; and (ii) the fund will have lower management fee and sub-advisory fee schedules. These changes are described below.

TAM will continue to serve as the fund’s investment manager.

* * *

Effective on or about December 1, 2018, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses and Statements of Additional Information concerning Transamerica Mid Cap Growth:

PRINCIPAL INVESTMENT STRATEGIES:

The “Principal Investment Strategies” section included in each of the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following:

The fund normally invests primarily in stocks of medium sized companies which the fund’s sub-adviser believes will earn high returns on invested capital, benefit from long term secular growth trends, and meet long term valuation criteria. Under normal circumstances, the fund’s sub-adviser, Wellington Management Company LLP (the “sub-adviser”), invests at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in securities of medium sized (or mid-cap) companies and other investments with similar economic characteristics. The sub-adviser considers mid-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell Midcap® Growth Index. As of July 31, 2018, the market capitalizations of companies in the Russell Midcap® Growth Index ranged from approximately $1.9 billion to $36.3 billion. Over time, the capitalizations of the companies in the Russell Midcap® Growth Index will change. As they do, the size of the companies in which the fund invests may change.

The fund’s equity securities may include common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter. The fund emphasizes common stocks. The fund may also invest in foreign securities.

The fund may also invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Generally, 5% or less of fund assets will be invested in cash and cash equivalents.

* * *

Investors Should Retain this Supplement for Future Reference

September 21, 2018

Transamerica Mid Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Mid Cap Growth

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information

* * *

Effective on or about December 1, 2018, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with Quantum Capital Management, LLC (“Quantum”) with respect to Transamerica Mid Cap Growth (the “fund”) and will enter into a new investment sub-advisory agreement with Wellington Management Company LLP (“Wellington”) with respect to the fund. An information statement will be made available to fund shareholders which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

In connection with the change in sub-adviser: (i) the fund’s principal investment strategies will change; and (ii) the fund will have lower management fee and sub-advisory fee schedules. These changes are described below.

TAM will continue to serve as the fund’s investment manager.

* * *

Effective on or about December 1, 2018, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses and Statements of Additional Information concerning Transamerica Mid Cap Growth:

PRINCIPAL INVESTMENT STRATEGIES:

The “Principal Investment Strategies” section included in each of the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following:

The fund normally invests primarily in stocks of medium sized companies which the fund’s sub-adviser believes will earn high returns on invested capital, benefit from long term secular growth trends, and meet long term valuation criteria. Under normal circumstances, the fund’s sub-adviser, Wellington Management Company LLP (the “sub-adviser”), invests at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in securities of medium sized (or mid-cap) companies and other investments with similar economic characteristics. The sub-adviser considers mid-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell Midcap® Growth Index. As of July 31, 2018, the market capitalizations of companies in the Russell Midcap® Growth Index ranged from approximately $1.9 billion to $36.3 billion. Over time, the capitalizations of the companies in the Russell Midcap® Growth Index will change. As they do, the size of the companies in which the fund invests may change.

The fund’s equity securities may include common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter. The fund emphasizes common stocks. The fund may also invest in foreign securities.

The fund may also invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Generally, 5% or less of fund assets will be invested in cash and cash equivalents.

* * *

Investors Should Retain this Supplement for Future Reference

September 21, 2018

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund normally invests primarily in stocks of medium sized companies which the fund’s sub-adviser believes will earn high returns on invested capital, benefit from long term secular growth trends, and meet long term valuation criteria. Under normal circumstances, the fund’s sub-adviser, Wellington Management Company LLP (the “sub-adviser”), invests at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in securities of medium sized (or mid-cap) companies and other investments with similar economic characteristics. The sub-adviser considers mid-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell Midcap® Growth Index. As of July 31, 2018, the market capitalizations of companies in the Russell Midcap® Growth Index ranged from approximately $1.9 billion to $36.3 billion. Over time, the capitalizations of the companies in the Russell Midcap® Growth Index will change. As they do, the size of the companies in which the fund invests may change.

The fund’s equity securities may include common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, to a lesser extent, stocks that are traded over-the-counter. The fund emphasizes common stocks. The fund may also invest in foreign securities.

The fund may also invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Generally, 5% or less of fund assets will be invested in cash and cash equivalents.